Income Taxes - Schedule of Uncertain Tax Positions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits
Balance, beginning of year	$ 2	$ 2
Gross increases for tax positions of prior year	21	0
Lapses of statute of limitations	(2)	0
Balance, end of year	$ 21	$ 2